TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	December 31,	December 31,
	2022	2021
Domestic customers
Third parties	1,915,745	1,449,177
Related parties (Note 11) (1)	99,608	73,598

Foreign customers
Third parties	7,612,768	5,043,453

(-) Expected credit losses	(21,109)	(34,763)
	9,607,012	6,531,465

1)	The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Schedule of trade accounts receivable by maturity
7.2.	Breakdown of trade accounts receivable by maturity

	December 31,	December 31,
	2022	2021
Current	8,652,376	5,972,945
Overdue
Up to 30 days	777,150	518,115
From 31 to 60 days	74,253	15,359
From 61 to 90 days	54,784	3,087
From 91 to 120 days	20,975	1,453
From 121 to 180 days	18,945	3,779
From 181 days	8,529	16,727
	9,607,012	6,531,465

Schedule of rollforward of expected credit losses, trade accounts receivable
7.3.	Roll-forward of expected credit losses

	December 31,	December 31,
	2022	2021

Opening balance	(34,763)	(41,889)
Additions	(5,228)	(2,547)
Reversals	3,576	3,184
Write-offs	12,355	7,078
Exchange rate variations	2,951	(589)
Closing balance	(21,109)	(34,763)